Stockholders' equity	12 Months Ended
Dec. 31, 2015
Stockholders' equity
Stockholders' equity

Note 19—Stockholders' equity

        At both December 31, 2015 and 2014, the Company had 2,819 million authorized shares, of which 2,315 million were registered and issued.

        At the Annual General Meeting of Shareholders (AGM) in April 2015, shareholders approved the proposals of the Board of Directors to distribute a total of 0.72 Swiss francs per share to shareholders, comprising of a dividend of 0.55 Swiss francs paid out of ABB Ltd's capital contribution reserves and a distribution of 0.17 Swiss francs by way of a nominal value reduction (reduction in the par value of each share) from 1.03 Swiss francs to 0.86 Swiss francs. The approved dividend distribution amounted to $1,317 million and was paid in May 2015. The nominal value reduction was registered in July 2015 in the commercial register of the canton of Zurich, Switzerland, and was paid in the third quarter of 2015. The approved nominal value reduction was recorded in the second quarter of 2015 as a reduction to Capital stock and additional paid-in capital of $349 million and a reduction in Retained earnings of $54 million. At the AGM held in April 2014 and at the AGM held in April 2013, shareholders approved the payment of a dividend of 0.70 Swiss francs per share and 0.68 Swiss francs per share, respectively, out of the capital contribution reserve in stockholders' equity of the unconsolidated statutory financial statements of ABB Ltd, prepared in accordance with Swiss law. The dividends were paid in May 2014 (amounting to $1,841 million) and May 2013 (amounting to $1,667 million), respectively.

        In the second quarter of 2014, the Company purchased on the open market an aggregate of 12.0 million of its own shares to be available for delivery under its employee share programs. These transactions resulted in an increase in "Treasury stock" of $282 million.

        Furthermore, in September 2014, the Company announced a share buyback program for the purchase of up to $4 billion of its own shares over a period ending no later than September 2016. The Company intends that approximately three quarters of the shares to be purchased will be held for cancellation (after approval from shareholders) and the remainder will be purchased to be available for its employee share programs. Shares acquired for cancellation are acquired through a separate trading line on the SIX Swiss Exchange (on which only the Company can purchase shares), while shares acquired for delivery under employee share programs are acquired through the ordinary trading line. In 2014, under the announced share buyback program, the Company purchased 26.0 million shares for cancellation and 6.8 million shares to support its employee share programs. These transactions resulted in an increase in Treasury stock of $733 million. In 2015, under the announced share buyback program, the Company purchased 60.2 million shares for cancellation and 13.1 million shares to support its employee share programs. These transactions resulted in an increase in Treasury stock of $1,501 million. Subsequent to December 31, 2015, and up to February 24, 2016, the Company purchased, under the announced share buyback program, an additional 13.3 million shares, for approximately $231 million.

        Upon and in connection with each launch of the Company's MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP warrant and WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have either sold or exercised their warrants or exercised their WARs. At December 31, 2015, such call options representing 10.7 million shares and with strike prices ranging from 15.75 to 21.50 Swiss francs (weighted-average strike price of 19.45 Swiss francs) were held by the bank. The call options expire in periods ranging from May 2018 to August 2021. However, only 1.5 million of these instruments, with strike prices ranging from 15.75 to 21.50 Swiss francs (weighted-average strike price of 17.44 Swiss francs), could be exercised at December 31, 2015, under the terms of the agreement with the bank.

        In addition to the above, at December 31, 2015, the Company had further outstanding obligations to deliver:

•	up to 7.3 million shares relating to the options granted under the 2010 launch of the MIP, with a strike price of 22.50 Swiss francs, vested in May 2013 and expiring in May 2016,
•	up to 8.6 million shares relating to the options granted under the 2011 launch of the MIP, with a strike price of 25.50 Swiss francs, vested in May 2014 and expiring in May 2017,
•	up to 14.5 million shares relating to the options granted under the 2012 launches of the MIP, with a weighted-average strike price of 16.10 Swiss francs, vested in May 2015 and expiring in May 2018,
•	up to 16.7 million shares relating to the options granted under the 2013 launch of the MIP, with a strike price of 21.50 Swiss francs, vesting in May 2016 and expiring in May 2019,
•	up to 15.5 million shares relating to the options granted under the 2014 launch of the MIP, with a strike price of 21.00 Swiss francs, vesting in August 2017 and expiring in August 2020,
•	up to 17.2 million shares relating to the options granted under the 2015 launch of the MIP, with a strike price of 19.50 Swiss francs, vesting in August 2018 and expiring in August 2021,
•	up to 3.7 million shares relating to the ESAP, vesting and expiring in October 2016,
•	up to 2.1 million shares to Eligible Participants under the 2015, 2014 and 2013, launches of the LTIP, vesting and expiring in June 2018, August 2017 and June 2016, respectively, and
•	up to 1.0 million shares in connection with certain other share-based payment arrangements with employees.

        See Note 18 for a description of the above share-based payment arrangements.

        In 2015 and 2014, the Company delivered 5.3 million and 1.3 million shares, respectively, out of treasury stock, for options exercised in relation to the MIP. No call options were exercised in 2013. In addition, in November 2014 and 2013, the Company delivered 0.6 million and 3.7 million, respectively, from treasury stock, under the ESAP. In 2015 the number of shares delivered under the ESAP was not significant.

        Amounts available to be distributed as dividends to the stockholders of ABB Ltd are based on the requirements of Swiss law and ABB Ltd's Articles of Incorporation, and are determined based on amounts presented in the unconsolidated financial statements of ABB Ltd, prepared in accordance with Swiss law. At December 31, 2015, the total unconsolidated stockholders' equity of ABB Ltd was 9,687 million Swiss francs ($9,793 million), including 1,991 million Swiss francs ($2,012 million) representing share capital, 10,191 million Swiss francs ($10,304 million) representing reserves and 2,495 million Swiss francs ($2,523 million) representing a reduction of equity for own shares (treasury stock). Of the reserves, 2,495 million Swiss francs ($2,523 million) relating to own shares and 398 million Swiss francs ($402 million) representing 20 percent of share capital, are restricted and not available for distribution.

        In February 2016, the Company announced that a proposal will be put to the 2016 AGM for approval by the shareholders to distribute 0.74 Swiss francs per share to shareholders by way of a nominal value reduction (a reduction of 0.74 Swiss francs in the par value of each share from 0.86 Swiss francs to 0.12 Swiss francs).